Provisions	12 Months Ended
Mar. 31, 2021
Provisions [abstract]
Provisions
18. Provisions

	As at March 31,
	2020		2021
Non-current
Provision for warranty	₹	2	₹	2

	₹	2	₹	2
Current
Provision for warranty	₹	317	₹	213
Others		295		463

	₹	612	₹	676

	₹	614	₹	678

A summary of activity in provision for warranty and other provisions is as follows:

	Year ended March 31, 2020						Year ended March 31, 2021
	Provision for warranty		Others		Total		Provision for warranty		Others		Total
Balance at the beginning of the year	₹	277	₹	363	₹	640	₹	319	₹	295	₹	614
Additional provision during the year		360		98		458		245		270		515
Utilized/wri t ten-back during the year		(318)		(166)		(484)		(349)		(102)		(451)

Balance at the end of the year	₹	319	₹	295	₹	614	₹	215	₹	463	₹	678

Provision for warranty represents cost associated with providing sales support services, which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 1 to 2 years. Other provisions primarily include provisions for compliance related contingencies. The timing of cash outflows in respect of such provision cannot be reasonably determined.